SSgA Funds 1301 Second Avenue, 18th Floor Seattle, Washington 98101 Tel: 206.505.7877 Fax: 206.505.1559

Refer To: Mary Beth Rhoden Direct Line: 206.505.4846 E-Mail: MBRHODEN@RUSSELL.COM

August 8, 2012	VIA ELECTRONIC DELIVERY

Securities and Exchange Commission

450 - 5th Street N.W.

Judiciary Plaza

Washington, D.C. 20549

RE:	SSgA Funds (The “Registrant”)
“Sticker” Supplement Pursuant to Rule 497(e)
of the Securities Act of 1933, as amended
	File No.	33-19229
811-5430

Ladies and Gentlemen:

On behalf of the Registrant, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplement filed with the Securities and Exchange Commission on August 1, 2012 to the prospectuses dated December 14, 2011 for the SSgA Money Market, U.S. Government Money Market, U.S. Treasury Money Market, and Prime Money Market Funds, (each, a “Fund”). Each Fund is a series of the Registrant. The 497(e) is being filed for the sole purpose of submitting the exhibits containing interactive data format risk/return summary information for each Fund in order to conform data of each Fund.

Sincerely,

/s/ Mary Beth Rhoden

Mary Beth Rhoden

Secretary and Chief Legal Officer